UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments
January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 93.7%
	Bahamas — 0.0%
3,100	Steiner Leisure (1)	139,655

	Bermuda — 0.4%
11,400	Arch Capital Group (1)	529,188
2,300	Argo Group International Holdings	83,007
7,600	Assured Guaranty	137,788
12,400	Axis Capital Holdings	474,548
4,900	Endurance Specialty Holdings	210,308
8,100	Knightsbridge Tankers	54,108
9,700	Marvell Technology Group	89,725
1,900	PartnerRe	166,611
5,200	RenaissanceRe Holdings	445,328
7,400	Validus Holdings	269,434
3,800	Xyratex	35,340
		2,495,385
	Canada — 2.0%
3,900	Aecon Group	46,453
20,400	Alacer Gold (1)	93,062
9,800	Allied Properties REIT	338,883
16,500	Artis REIT	264,854
8,600	Atco Class I	721,696
11,500	Baytex Energy Trust	528,765
9,100	BCE	404,272
20,700	Bird Construction	289,725
3,200	Boardwalk REIT	210,628
7,800	Calfrac Well Services	200,513
11,000	Canadian Apartment Properties REIT	283,988
26,300	Canadian Oil Sands Trust	553,476
10,100	Canyon Services Group	111,896
1,700	Cogeco Cable	72,796
2,000	Constellation Software	250,632
1,700	Corus Entertainment Class B	42,508
2,600	Domtar	216,398
2,000	Dorel Industries	79,767
2,300	Dundee Class A (1)	79,257
18,100	Ensign Energy Services	309,228
9,800	Freehold Royalties Trust	226,970
2,300	Genworth MI Canada	55,598
11,100	HudBay Minerals	129,096
22,500	IAMGOLD	184,755
7,600	Magna International Class A	397,221
15,900	Major Drilling Group International	157,980
16,600	Manulife Financial	239,663
4,800	Metro Class A	297,991
29,300	Migao	49,940
25,500	Nevsun Resources	107,890
14,100	Pacific Rubiales Energy	328,962
9,800	Pason Systems	167,132
11,272	PetroBakken Energy	99,452
10,200	Petrobank Energy & Resources (1)	8,795
14,900	Petrominerales	132,657
8,500	Power Corp. of Canada	223,536
10,100	Power Financial	289,512
12,100	Rogers Communications Class B	562,297
7,900	Savanna Energy Services	57,979
11,400	Silvercorp Metals	49,719
64,300	Sino-Forest (1) (2) (3)	—
26,500	Suncor Energy	900,692
17,000	Teck Resources Class B	619,561
7,200	Tim Hortons	361,080
7,200	TransForce	159,896
13,400	Transglobe Energy (1)	114,600
10,100	Trinidad Drilling	72,910
5,900	Vermilion Energy	302,631
3,900	Wajax	174,237
1,700	Zargon Oil & Gas Trust	13,465
		11,585,014
	Cayman Islands — 0.1%
15,800	Herbalife	573,856

	China — 0.1%
10,000	China Automotive Systems (1)	55,100
6,800	Cogo Group (1)	16,184
6,000	Focus Media Holding ADR	151,740
6,800	Zhongpin (1)	86,224
		309,248
	Ireland — 0.9%
37,652	Accenture Class A	2,706,802
27,900	Seagate Technology	948,042
42,300	Warner Chilcott	599,391
14,400	Willis Group Holdings	514,224
16,300	XL Group	451,836
		5,220,295
	Puerto Rico — 0.0%
20,500	Doral Financial (1)	13,509
8,400	Triple-S Management Class B (1)	151,788
		165,297
	Russia — 0.0%
10,100	CTC Media (NASDAQ)	108,070

Shares		Value $

	Switzerland — 0.5%
23,300	ACE	1,988,189
3,500	Allied World Assurance Holdings	296,905
10,600	TE Connectivity	412,128
		2,697,222
	United Kingdom — 0.1%
8,900	Delphi Automotive (1)	344,074

	United States — 89.6%
	Consumer Discretionary — 9.3%
2,500	Advance Auto Parts	183,800
8,500	Aeropostale (1)	115,005
10,106	Amazon.com (1)	2,683,143
15,100	American Eagle Outfitters	305,171
3,100	American Public Education (1)	119,443
2,300	ANN (1)	70,932
12,800	Apollo Group Class A (1)	258,816
3,900	Arbitron	182,910
2,500	Arctic Cat (1)	90,350
5,600	Autoliv	368,480
19,100	Bed Bath & Beyond (1)	1,121,170
7,800	Belo	66,066
28,400	Best Buy	461,784
9,700	Bridgepoint Education (1)	102,335
2,300	Buckle	107,594
4,100	Capella Education (1)	112,012
18,500	Career Education (1)	64,010
4,000	Cato (1)	110,280
13,000	Chico’s FAS	233,090
17,600	Coach	897,600
4,300	Coinstar	218,784
81,200	Comcast Class A	3,092,096
10,900	Cooper Tire & Rubber	277,514
6,700	Crocs (1)	99,562
2,600	Darden Restaurants	120,900
10,900	DeVry	274,353
39,656	DIRECTV (1)	2,028,008
11,700	Discovery Communications Class A (1)	811,746
3,500	Dollar Tree (1)	139,965
3,700	Dorman Products	128,131
8,900	Express (1)	163,582
7,700	Finish Line	143,528
12,000	Foot Locker	412,200
75,700	Ford Motor	980,315
16,500	Gannett	323,895
24,400	Gap	797,392
8,800	Genuine Parts	598,664
7,600	Grand Canyon Education (1)	181,336
8,400	Guess?	227,556
7,600	Harman International Industries	340,328
7,400	Hasbro	276,538
7,700	hhgregg (1)	65,296
49,293	Home Depot	3,298,688
10,500	Iconix Brand Group (1)	252,525
4,000	ITT Educational Services (1)	67,360
1,100	Johnson Controls	34,199
4,100	JOS A Bank Clothiers (1)	166,214
2,700	Lear	132,300
23,600	Lowe’s	901,284
21,300	Macy’s	841,563
31,600	Mattel	1,189,108
44,781	McDonald’s	4,267,181
19,900	McGraw-Hill	1,144,648
5,800	Men’s Wearhouse	176,030
2,100	Meredith	76,146
1,300	National Presto Industries	95,355
41,100	News Class A	1,140,114
13,600	Nike Class B	735,080
11,600	Omnicom Group	629,648
6,300	O’Reilly Automotive (1)	583,695
4,300	Papa John’s International (1)	241,230
6,700	PetMed Express	87,368
5,500	PetSmart	359,755
5,200	Polaris Industries	452,868
1,700	priceline.com (1)	1,165,299
2,900	Rent-A-Center	103,472
12,752	Ross Stores	761,294
4,000	Scholastic	118,640
12,200	Scripps Networks Interactive Class A	753,594
10,000	Skullcandy (1)	65,800
9,600	Smith & Wesson Holding (1)	82,560
5,500	Standard Motor Products	127,655
42,400	Staples	571,552
14,900	Starbucks	836,188
2,800	Strayer Education	159,320
3,800	Sturm Ruger	192,926
14,700	Target	888,027
20,245	Time Warner	1,022,777
11,600	Time Warner Cable	1,036,344
44,700	TJX	2,019,546
2,900	True Religion Apparel	68,759
5,000	TRW Automotive Holdings (1)	288,150
7,400	Tupperware Brands	563,880
16,600	Universal Travel Group (1)	9,130
3,600	Vera Bradley (1)	91,044
26,600	Viacom Class B	1,605,310
50,272	Walt Disney	2,708,655
7,100	Williams-Sonoma	312,400

Shares		Value $

22,600	Yum! Brands	1,467,644
7,700	Zagg (1)	53,284
		53,301,289
	Consumer Staples — 9.4%
70,600	Altria Group	2,377,808
10,300	Church & Dwight	595,237
7,500	Clorox	588,075
185,116	Coca-Cola	6,893,720
25,491	Colgate-Palmolive	2,736,968
10,473	Costco Wholesale	1,071,807
36,517	CVS Caremark	1,869,670
37,700	General Mills	1,581,138
3,800	Hershey	301,910
7,865	HJ Heinz	476,855
29,526	Hormel Foods	1,021,895
31,700	Kimberly-Clark	2,837,467
13,166	Kraft Foods Group	608,533
30,600	Lorillard	1,195,542
11,812	McCormick	736,478
39,500	Mondelez International	1,097,705
2,000	National Beverage	27,620
11,800	Nu Skin Enterprises Class A	499,848
43,324	PepsiCo	3,156,153
76,691	Philip Morris International	6,761,079
91,011	Procter & Gamble	6,840,387
30,300	Reynolds American	1,332,594
21,200	Safeway	408,100
8,000	Spartan Stores	129,920
34,500	Sysco	1,096,065
7,200	Universal	391,536
9,000	USANA Health Sciences (1)	319,050
57,041	Walgreen	2,279,358
68,723	Wal-Mart Stores	4,807,174
1,700	Weis Markets	68,442
		54,108,134
	Energy — 10.4%
5,300	Alliance Resource Partners LP	339,200
7,400	Anadarko Petroleum	592,148
27,600	Apache	2,311,776
6,200	Arch Coal	44,144
3,500	Baker Hughes	156,520
6,000	Basic Energy Services (1)	77,580
3,700	BP Prudhoe Bay Royalty Trust	287,157
9,600	C&J Energy Services (1)	219,936
18,600	Chesapeake Energy	375,348
87,720	Chevron	10,100,958
10,200	Cloud Peak Energy (1)	178,602
61,059	ConocoPhillips	3,541,422
5,000	Contango Oil & Gas	214,650
9,500	Delek US Holdings	322,715
7,000	Denbury Resources (1)	130,410
1,200	Devon Energy	68,628
9,200	Diamond Offshore Drilling	690,828
2,600	Dorchester Minerals	57,876
1,200	EOG Resources	149,976
196,790	ExxonMobil	17,705,196
5,100	Global Geophysical Services (1)	19,482
46,537	Halliburton	1,893,125
4,200	Helix Energy Solutions Group (1)	99,624
11,200	Helmerich & Payne	720,608
15,300	HollyFrontier	798,966
28,500	Marathon Oil	957,885
27,100	Marathon Petroleum	2,011,091
4,100	Mitcham Industries (1)	60,762
18,320	Murphy Oil	1,090,407
7,600	National Oilwell Varco	563,464
9,600	Natural Resource Partners LP	218,592
4,100	Newfield Exploration (1)	120,950
44,733	Occidental Petroleum	3,948,582
16,800	Parker Drilling (1)	94,416
7,900	Patterson-UTI Energy	160,686
11,800	Peabody Energy	296,770
41,279	Phillips 66	2,500,269
20,700	RPC	309,879
43,272	Schlumberger	3,377,380
16,600	Tesoro	808,254
6,100	Unit (1)	293,593
18,600	Vaalco Energy (1)	157,914
27,800	Valero Energy	1,215,694
9,200	W&T Offshore	161,920
10,600	Western Refining	356,478
		59,801,861
	Financials — 14.3%
31,100	Aflac	1,650,166
2,300	Agree Realty	65,228
1,400	Alleghany	504,826
17,200	Allstate	755,080
21,300	American Capital (1)	284,568
13,100	American Capital Agency REIT	414,353
7,100	American Equity Investment Life Holding	95,708
27,827	American Express	1,636,506
8,100	American Financial Group	344,736
70,900	American International Group (1)	2,682,147
5,390	Amtrust Financial Services	179,164
19,900	Annaly Capital Management REIT	295,913
14,600	Anworth Mortgage Asset REIT	91,396
6,900	Apollo Investment (1)	62,100
4,700	Arlington Asset Investment	109,839
2,142	Arrow Financial	52,265

Shares		Value $

3,100	Arthur J Gallagher	114,545
11,500	Assurant	439,760
483,250	Bank of America	5,470,390
13,600	Bank of New York Mellon	369,376
1,100	BB&T	33,308
60,700	Berkshire Hathaway Class B (1)	5,883,651
19,200	BGC Partners Class A	76,608
3,900	BlackRock	921,492
3,000	BOK Financial	168,150
13,200	Broadridge Financial Solutions	311,124
20,900	Brookfield Properties	344,282
13,500	Calamos Asset Management Class A	140,670
23,200	Capital One Financial	1,306,624
12,600	Capstead Mortgage REIT	155,988
3,100	Cash America International	148,521
6,700	CBOE Holdings	226,996
108,200	Chimera Investment REIT	330,010
500	Chubb	40,155
132,542	Citigroup	5,587,970
15,100	CNA Financial	470,365
32,200	CNO Financial Group	330,694
18,500	Comerica	635,660
10,605	Commerce Bancshares	398,218
7,000	CommonWealth REIT	115,080
8,600	Community Bank System	244,240
1,900	Credit Acceptance (1)	189,126
20,300	CVB Financial	223,300
39,818	Discover Financial Services	1,528,613
17,400	Dynex Capital REIT	175,914
6,400	EPR Properties	299,904
5,200	Ezcorp (1)	115,440
4,100	FactSet Research Systems	379,332
5,500	FBL Financial Group Class A	192,115
17,300	Federated Investors Class B	409,318
4,000	Fifth Third Bancorp	65,160
4,200	First Cash Financial Services (1)	223,902
4,800	First Financial Holdings	72,720
6,300	Franklin Resources	862,344
29,300	Genworth Financial Class A (1)	268,681
24,123	Goldman Sachs Group	3,566,827
7,900	Green Dot (1)	105,860
24,600	H&R Block	560,142
5,500	Hanmi Financial (1)	90,475
22,900	Hartford Financial Services Group	567,920
11,600	Hatteras Financial REIT	314,128
3,800	HCC Insurance Holdings	146,984
900	HCP	41,751
3,900	Homeowners Choice	88,140
7,900	Horace Mann Educators	171,746
34,300	Huntington Bancshares	238,728
13,000	Interactive Brokers Group	185,900
7,700	International Bancshares	150,535
11,900	Invesco Mortgage Capital REIT	258,230
10,300	Jack Henry & Associates	427,244
6,300	Jefferies Group	125,559
169,163	JPMorgan Chase	7,959,119
49,100	KeyCorp	461,540
22,100	Lincoln National	640,458
6,000	Main Street Capital	190,980
32,500	Marsh & McLennan	1,153,100
8,200	Meadowbrook Insurance Group	51,414
57,500	MetLife	2,147,050
7,400	Moody’s	405,668
94,300	Morgan Stanley	2,154,755
1,200	Navigators Group (1)	65,076
4,100	Northern Trust	211,027
12,000	Omega Healthcare Investors	306,720
6,700	Oriental Financial Group	96,279
23,800	Paychex	776,594
29,900	PNC Financial Services Group	1,847,820
2,700	Portfolio Recovery Associates (1)	288,765
22,200	Principal Financial Group	688,422
11,800	ProAssurance	531,472
10,300	Protective Life	325,892
27,800	Prudential Financial	1,609,064
400	Public Storage REIT	61,572
5,900	Renasant	114,755
1,900	Republic Bancorp Class A	42,693
2,800	Selective Insurance Group	57,428
7,563	Simon Property Group REIT	1,211,441
1,323	Southside Bancshares	27,968
7,100	StanCorp Financial Group	276,119
17,700	Starwood Property Trust	453,828
2,100	State Auto Financial	31,962
4,700	State Street	261,555
3,500	Sterling Financial	75,565
23,700	Symetra Financial	330,615
16,800	T. Rowe Price Group	1,200,360
1,200	Tompkins Financial	49,092
3,881	Travelers	304,503
30,600	Trustco Bank	161,874
40,751	U.S. Bancorp	1,348,858
6,300	Universal Insurance Holdings	28,602
22,700	Unum Group	529,137
1,000	Ventas REIT	66,290
9,700	Waddell & Reed Financial Class A	385,090
15,900	Washington Federal	279,681
196,972	Wells Fargo	6,860,535
18,200	Wilshire Bancorp (1)	111,748

Shares		Value $

2,700	World Acceptance (1)	209,385
		81,925,781
	Healthcare — 13.7%
95,133	Abbott Laboratories	3,223,106
96,069	AbbVie	3,524,772
27,813	Aetna	1,341,421
3,300	Almost Family	66,066
34,126	Amgen	2,916,408
13,800	Amsurg (1)	430,698
2,900	Assisted Living Concepts	28,478
36,872	Baxter International	2,501,396
10,700	Becton Dickinson	899,228
9,500	Biogen Idec (1)	1,482,760
9,400	Bio-Reference Labs (1)	261,038
95,871	Bristol-Myers Squibb	3,464,778
13,600	Bruker (1)	229,432
6,200	Cambrex (1)	72,850
19,200	Celgene (1)	1,900,032
6,600	Chemed	498,630
21,500	CIGNA	1,254,310
4,600	Computer Programs & Systems	242,006
1,200	Corvel (1)	54,960
12,500	CR Bard	1,275,875
7,300	DaVita (1)	842,493
63,161	Eli Lilly	3,391,114
4,200	Ensign Group	119,952
7,924	Express Scripts Holding (1)	423,300
78,604	Gilead Sciences (1)	3,100,928
10,000	Hi-Tech Pharmacal	366,000
3,000	ICU Medical (1)	181,350
200	Intuitive Surgical (1)	114,876
131,584	Johnson & Johnson	9,726,689
14,300	Laboratory Corp. of America Holdings (1)	1,279,850
4,100	Magellan Health Services (1)	210,330
100	McKesson	10,523
64,403	Medtronic	3,001,180
155,307	Merck	6,717,028
14,000	Meridian Bioscience	293,300
10,000	Obagi Medical Products (1)	143,700
3,800	Orthofix International (1)	144,970
27,100	PDL BioPharma	186,448
327,647	Pfizer	8,938,210
8,000	PhotoMedex (1)	113,360
7,700	Pozen (1)	40,887
18,700	Quality Systems	341,088
24,100	Quest Diagnostics	1,396,595
8,200	Questcor Pharmaceuticals	208,936
13,000	ResMed	569,400
18,200	Sciclone Pharmaceuticals (1)	95,186
14,400	Select Medical Holdings	140,256
6,000	Spectrum Pharmaceuticals	75,660
32,700	St. Jude Medical	1,330,890
11,200	STERIS	422,576
34,799	Stryker	2,180,157
4,100	Thermo Fisher Scientific	295,774
8,100	U.S. Physical Therapy	199,260
5,100	United Therapeutics (1)	274,839
52,200	UnitedHealth Group	2,881,962
6,600	Universal American (1)	61,842
8,900	Universal Health Services Class B	504,096
6,200	Varian Medical Systems (1)	438,030
3,508	Waters (1)	321,228
12,900	WellPoint	836,178
17,300	Zimmer Holdings	1,290,580
		78,879,265
	Industrials — 9.2%
35,935	3M	3,613,264
6,600	Alaska Air Group (1)	304,458
1,700	Allegiant Travel (1)	126,599
2,200	Amerco	295,812
3,500	Argan	65,800
330	Astronics (1)	6,765
15,700	Boeing	1,159,759
17,008	Caterpillar	1,673,417
78,098	CSX	1,720,499
13,100	Cummins	1,504,273
4,900	Danaher	293,657
22,700	Deere	2,135,162
7,000	Deluxe	257,530
12,900	Diana Shipping (1)	112,488
18,700	Dover	1,293,666
6,700	Dun & Bradstreet	546,318
6,200	EnerSys (1)	253,766
6,400	FedEx	649,280
5,600	Flowserve	877,912
9,800	Fluor	635,334
24,747	General Dynamics	1,640,726
385,089	General Electric	8,579,783
12,100	Hawaiian Holdings	69,817
17,891	Honeywell International	1,220,882
3,500	Hubbell Class B	318,675
2,200	Hyster-Yale Materials Handling Class A	110,396
27,200	Illinois Tool Works	1,708,976
4,700	Insperity	158,061
2,800	Intersections	29,064
10,600	Joy Global	669,602
15,800	Kla-Tencor	867,578
9,300	Knoll	154,194
9,400	L-3 Communications Holdings	713,648

Shares		Value $

6,200	Landstar System	353,648
19,000	Lockheed Martin	1,650,530
5,700	Miller Industries	87,096
1,100	NACCO Industries	71,676
23,393	Norfolk Southern	1,611,076
21,100	Northrop Grumman	1,372,344
13,200	Parker Hannifin	1,227,204
16,700	Pitney Bowes	240,647
500	Precision Castparts	91,700
28,000	Raytheon	1,475,040
15,900	Rockwell Collins	936,192
10,800	RPX	112,644
12,000	RR Donnelley & Sons	110,400
58,100	Southwest Airlines	651,301
5,600	Spirit Airlines (1)	108,584
11,800	Steelcase Class A	160,834
2,500	TAL International Group	104,750
9,300	Timken	498,573
7,400	Towers Watson	451,992
24,600	Union Pacific	3,233,916
18,864	United Parcel Service Class B	1,495,727
23,795	United Technologies	2,083,728
6,000	US Ecology	142,560
4,500	Wabtec	421,290
2,032	WW Grainger	442,610
		52,903,223
	Information Technology — 16.7%
11,200	Actuate (1)	63,056
12,700	American Software	109,220
38,739	Apple	17,638,254
32,800	Automatic Data Processing	1,944,712
19,500	BMC Software (1)	810,225
15,200	Booz Allen Hamilton Holding	210,672
35,800	CA	888,556
6,400	CACI International Class A (1)	343,232
249,085	Cisco Systems	5,123,679
1,100	Cognizant Technology Solutions Class A (1)	85,998
15,000	Computer Sciences	627,000
122,000	Corning	1,464,000
5,500	CSG Systems International (1)	103,565
5,200	Datalink (1)	45,708
76,999	Dell	1,019,467
16,400	Dice Holdings (1)	154,324
6,100	Diebold	179,584
3,000	Dolby Laboratories	96,930
38,000	eBay (1)	2,125,340
8,900	Ebix	145,426
1,800	Electro Rent	27,864
56,200	EMC (1)	1,383,082
4,400	First Solar (1)	123,992
5,300	FleetCor Technologies (1)	317,152
10,400	FLIR Systems	247,208
4,200	Globecomm Systems (1)	52,080
10,449	Google Class A (1)	7,896,205
28,700	GT Advanced Technologies (1)	90,692
11,000	Hackett Group	47,300
13,067	Harris	603,695
78,933	Hewlett-Packard	1,303,184
6,900	Higher One Holdings (1)	72,657
6,000	Ingram Micro Class A (1)	109,080
5,500	Integrated Silicon Solution (1)	51,535
234,674	Intel	4,937,541
4,700	InterDigital	203,933
46,594	International Business Machines	9,461,843
13,600	Intuit	848,368
3,900	IXYS	37,596
8,400	j2 Global	267,288
21,300	Kulicke & Soffa Industries (1)	241,116
9,500	Lexmark International Class A	228,570
10,000	Linear Technology	366,200
4,800	Littelfuse	307,248
6,600	Mantech International Class A	162,822
3,200	Mastercard Class A	1,658,880
10,000	Maxim Integrated Products	314,500
334,150	Microsoft	9,179,101
12,700	Molex	344,932
4,600	MTS Systems	261,510
2,300	Multi-Fineline Electronix (1)	36,743
9,300	Net 1 UEPS Technologies (1)	53,289
38,700	NVIDIA	474,462
176,881	Oracle	6,281,044
4,800	Plantronics	197,376
20,100	Power-One (1)	80,802
14,200	QLogic (1)	164,010
73,477	QUALCOMM	4,851,686
5,300	Sohu.com (1)	253,764
53,400	Symantec (1)	1,162,518
6,700	SYNNEX (1)	240,865
5,200	Syntel	303,108
4,000	Tech Data (1)	203,640
19,100	TeleNav (1)	150,890
3,800	Telular	42,142
20,300	Teradyne (1)	328,048
2,800	Tessco Technologies	62,580
50,322	Texas Instruments	1,664,652
3,500	Travelzoo (1)	76,720
13,800	Visa Class A	2,179,158
100	Vishay Intertechnology (1)	1,099
17,800	Western Digital	836,600
54,800	Western Union	779,804

Shares		Value $

18,600	Xilinx	678,714
6,600	Zebra Technologies Class A (1)	285,648
4,200	Zygo (1)	66,822
		95,782,306
	Materials — 2.8%
3,900	A Schulman	125,385
12,600	Bemis	449,568
8,600	Boise	70,950
5,000	Buckeye Technologies	143,750
5,682	CF Industries Holdings	1,302,144
11,800	Cliffs Natural Resources	440,258
18,800	Dow Chemical	605,360
21,200	E.I. du Pont de Nemours	1,005,940
49,500	Freeport-McMoRan Copper & Gold	1,744,875
9,400	FutureFuel	119,850
5,600	Gold Resource	76,720
800	Great Northern Iron Ore Properties	60,000
4,000	Innophos Holdings	202,280
3,300	Innospec	132,825
26,600	International Paper	1,101,772
10,800	KapStone Paper and Packaging (1)	259,200
13,500	Kronos Worldwide	261,765
27,600	LyondellBasell Industries	1,750,392
14,340	Monsanto	1,453,359
5,600	Mosaic	343,000
1,200	NewMarket	306,192
32,500	Newmont Mining	1,396,200
4,200	Praxair	463,554
16,800	Resource Capital	104,496
4,100	Schnitzer Steel Industries Class A	119,228
4,400	Schweitzer-Mauduit International	179,256
7,700	Sigma-Aldrich	595,441
9,700	Southern Copper	382,083
1,500	Terra Nitrogen LP	367,125
9,300	United States Steel	207,855
		15,770,823
	Telecommunication Services — 2.1%
194,739	AT&T	6,774,970
19,200	Iridium Communications (1)	134,400
2,250	Lumos Networks	21,848
20,600	Neutral Tandem	57,062
7,900	NII Holdings (1)	55,300
116,330	Verizon Communications	5,073,151
40,000	Vonage Holdings (1)	104,400
		12,221,131
	Utilities — 1.7%
4,900	American States Water	247,695
6,100	Consolidated Edison	346,968
4,300	Dominion Resources	232,673
1,733	Duke Energy	119,126
8,500	El Paso Electric	286,365
39,871	Emerson Electric	2,282,615
2,500	Energen	120,350
3,300	Exelon	103,752
900	FirstEnergy	36,441
49,700	MetroPCS Communications (1)	498,491
7,500	NeuStar Class A (1)	338,550
2,600	NextEra Energy	187,330
5,900	Northwest Natural Gas	267,978
18,500	NV Energy	350,205
10,200	Pinnacle West Capital	544,476
14,900	Portland General Electric	427,928
17,400	PPL	527,046
35,600	Public Service Enterprise Group	1,110,008
13,708	Southern	606,305
9,300	UGI	327,732
100	USA Mobility	1,156
12,000	Vectren	378,720
5,300	Wisconsin Energy	208,979
		9,550,889
	Total United States	514,244,702
	TOTAL COMMON STOCK (Cost $454,009,237)	537,882,818

	SHORT-TERM INVESTMENT (4) — 5.9%
33,690,118	JPMorgan Prime Money Market Fund, 0.030% (Cost $33,690,118)	33,690,118
	TOTAL INVESTMENTS — 99.6% (Cost $487,699,355)*	571,572,936
	OTHER ASSETS LESS LIABILITIES — 0.4%	2,387,393
	NET ASSETS — 100%	$573,960,329

(1)         Denotes non-income producing security.

(2)         Security considered illiquid. On January 31, 2013 the value of this security amounted to $0 representing 0.0% of the net assets of the Fund.

(3)         Security is fair valued.

(4)         The rate shown represents the 7-day current yield as of January 31, 2013.

* At January 31, 2013, the tax basis cost of the Fund’s investments was $489,988,364, and the unrealized appreciation and depreciation were $100,532,512 and $(16,658,931), respectively.

The open futures contracts held by the Fund at January 31, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index E-MINI	424	Mar-2013	$1,773,452

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Royal Bank of Scotland	2/28/13	CAD	14,390,335	USD	14,357,671	$(61,945)

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Quality Fund

Schedule of Investments
January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 97.4%
	Australia — 2.3%
15,720	ALS	184,419
7,662	BHP Billiton	299,462
14,879	Boart Longyear	31,807
6,151	Breville Group	43,553
11,305	Cardno	80,164
5,161	carsales.com	47,737
11,287	Iluka Resources	114,405
3,761	Iress Market Technology	32,866
16,029	Mermaid Marine Australia	67,863
12,794	Mineral Resources	137,551
6,457	Monadelphous Group	179,376
24,079	Mount Gibson Iron	20,966
19,075	NRW Holdings	37,992
35,769	Platinum Asset Management	180,158
30,125	Resolute Mining	41,624
469	Rio Tinto	32,455
38,488	SP Telemedia	109,569
31,783	St. Barbara (1)	47,561
76,993	Telstra	369,325
2	Woolworths	65
11,778	Wotif.com Holdings	71,604
		2,130,522
	Austria — 0.3%
1,321	Lenzing	134,631
3,925	Oesterreichische Post	171,471
		306,102
	Belgium — 0.3%
5,010	Belgacom	152,921
872	EVS Broadcast Equipment	52,096
498	Gimv	27,656
		232,673
	Bermuda — 1.0%
5,100	Arch Capital Group (1)	236,742
8,500	Axis Capital Holdings	325,295
26,274	Catlin Group	217,728
214,000	Emperor International Holdings	67,053
9,654	Lancashire Holdings	125,398
		972,216
	Brazil — 0.8%
2,343	Cielo	66,266
5,000	CPFL Energia	50,970
2,200	Natura Cosmeticos	59,327
5,800	Santos Brasil Participacoes	93,203
6,100	Telefonica Brasil ADR	153,598
13,328	Tractebel Energia	236,863
2,100	Valid Solucoes e Servicos	44,766
		704,993
	British Virgin Islands — 0.1%
6,214	Playtech	45,620

	Cambodia — 0.1%
140,000	NagaCorp	110,297

	Canada — 2.5%
1,600	Agrium	181,512
8,200	Alacer Gold (1)	37,407
1,000	Baytex Energy Trust	45,980
2,800	Canadian National Railway	268,743
6,300	Canadian Oil Sands Trust	132,582
1,900	Evertz Technologies	30,746
6,800	Genworth MI Canada	164,375
12,900	IAMGOLD	105,926
400	MacDonald Dettwiler & Associates	25,153
1,600	Magna International Class A	83,626
13,900	Nevsun Resources	58,811
8,100	Pacific Rubiales Energy	188,978
3,100	Pan American Silver	54,143
6,000	Pason Systems	102,326
5,500	Petrominerales	48,967
5,500	Power Financial	157,655
11,800	Suncor Energy	401,063
3,600	Tim Hortons	180,540
5,500	Transglobe Energy (1)	47,037
1,300	Wajax	58,079
		2,373,649
	Cayman Islands — 0.3%
7,300	Herbalife	265,136

	Chile — 0.4%
15,432	Administradora de Fondos de Pensiones Provida	113,620
400	Administradora de Fondos de Pensiones Provida ADR	43,960
65,483	AFP Habitat	131,916
163,906	Aguas Andinas	120,379
		409,875
	China — 1.8%
93,000	Anta Sports Products	86,820
192,000	China Construction Bank Class H	165,624
67,000	China Shenhua Energy Class H	288,115

Shares		Value $

26,000	China Shineway Pharmaceutical Group	47,538
96,000	Dongfeng Motor Group Class H	156,711
8,900	Giant Interactive Group ADR	55,091
24,400	Guangzhou R&F Properties	44,298
68,000	Haitian International Holdings	85,840
89,600	MGM China Holdings	212,117
44,000	Pacific Textile Holdings	39,601
39,000	Shenzhou International Group Holdings	94,742
115,000	Travelsky Technology	71,028
195,000	Yangzijiang Shipbuilding Holdings	154,406
160,000	Zijin Mining Group	61,686
59,200	Zoomlion Heavy Industry Science and Technology Class H	80,456
		1,644,073
	Czech Republic — 0.1%
216	Philip Morris CR	130,514

	Egypt — 0.1%
75,704	Centamin (1)	67,897

	Finland — 0.6%
536	Kone Class B	44,213
1,837	Nokian Renkaat	79,043
10,710	Orion Class B	299,273
3,852	Ramirent	37,396
3,348	Tieto	74,598
		534,523
	France — 1.7%
2,017	Alten	77,504
1,017	April	21,638
2,072	BioMerieux	197,835
5,846	BNP Paribas	366,799
3,884	Cie Generale des Etablissements Michelin	361,404
4,658	CNP Assurances	77,065
5,718	Mercialys	127,288
3,317	Metropole Television	55,554
165	Sartorius Stedim Biotech	20,098
1,188	SEB	94,993
1,558	Societe BIC	209,767
130	Virbac	29,125
		1,639,070
	Gabon — 0.2%
322	Total Gabon	160,784

	Germany — 0.7%
1,770	Axel Springer	82,769
2,345	BASF	237,719
1,373	Gerry Weber International	66,777
384	KWS Saat	142,627
3,243	NORMA Group	94,297
789	SMA Solar Technology	20,355
1,292	Software	49,760
		694,304
	Greece — 0.0%
2,320	JUMBO	20,160

	Hong Kong — 3.6%
58,000	Agile Property Holdings	82,265
36,500	Biostime International Holdings	151,311
254,000	Bosideng International Holdings	72,053
116,000	China BlueChemical	83,312
36,000	China Lilang	23,720
173,000	China Medical System Holdings	148,565
38,000	China Mobile	417,709
126,000	CNOOC	260,273
19,600	Dah Sing Banking Group	24,338
12,400	Dah Sing Financial Holdings	65,315
72,000	Dongyue Group	48,090
232,000	First Pacific	298,548
66,000	Giordano International	67,060
186,000	Guangdong Investment	154,452
11,000	Luk Fook Holdings International	38,580
66,000	Minth Group	89,357
118,000	Phoenix Satellite Television Holdings	47,472
264,000	Shenguan Holdings Group	139,567
220,000	Shougang Fushan Resources Group	94,463
71,000	SJM Holdings	193,626
68,000	SmarTone Telecommunications Holding	121,350
12,000	Television Broadcasts	88,506
180,000	Tibet 5100 Water Resources Holdings	65,451
3,400	VTech Holdings	39,172
16,000	Wharf Holdings	141,321
34,000	Wheelock	191,583
79,600	Wynn Macau (1)	223,238
92,500	XTEP International Holdings	39,598
		3,410,295

Shares		Value $

	Indonesia — 1.1%
170,000	Adaro Energy	28,799
51,500	Astra Agro Lestari	99,669
36,500	Indo Tambangraya Megah	155,331
370,000	Perusahaan Gas Negara	177,592
647,000	Perusahaan Perkebunan London Sumatra Indonesia	146,140
72,500	Surya Citra Media	17,678
42,500	Tambang Batubara Bukit Asam	67,634
380,500	Telekomunikasi Indonesia	378,937
		1,071,780
	Ireland — 0.8%
5,200	Accenture Class A	373,828
2,400	Seagate Technology	81,552
15,900	Warner Chilcott	225,303
2,600	Willis Group Holdings	92,846
		773,529
	Israel — 0.5%
29,219	Israel Chemicals	387,118
7,518	Osem Investments	124,354
		511,472
	Italy — 1.4%
5,531	DiaSorin	215,610
22,715	ENI	570,273
24,969	Recordati	255,457
18,609	Societa Iniziative Autostradali e Servizi	187,103
904	Tod’s	123,481
		1,351,924
	Japan — 6.0%
1,700	ABC-Mart	64,695
3,900	Aeon Delight	73,014
2,400	Aeon Mall	57,871
800	Ain Pharmaciez	43,174
2,000	Arnest One	31,976
3,500	Canon	128,793
2,800	Canon Electronics	57,412
1,900	Cocokara fine	62,436
900	Cosmos Pharmaceutical	96,353
20	CyberAgent	41,971
10,000	Daihatsu Motor	207,994
3,100	Daiichikosho	75,767
7,000	Daiwa House Industry	128,525
2,068	Dena	65,402
30	Dr Ci:Labo	88,643
4,700	FamilyMart	189,141
2,200	FCC	47,298
4,300	Gree	63,951
1,200	HIS	40,943
1,000	Hisamitsu Pharmaceutical	53,529
22	Inpex	127,508
7,600	Japan Tobacco	236,614
8,000	Kaken Pharmaceutical	131,314
5,000	Koito Manufacturing	83,274
6,600	Kurita Water Industries	129,625
2,400	Lawson	174,006
6,000	Maeda Road Construction	89,562
3,300	Miraca Holdings	137,673
6,000	Mochida Pharmaceutical	76,833
6,400	Moshi Moshi Hotline	93,433
6,700	Namco Bandai Holdings	95,468
6,700	NET One Systems	64,329
2,000	Nihon Parkerizing	33,025
2,500	Nissin Kogyo	37,482
1,600	Nitori Holdings	122,303
169	NTT DoCoMo	256,702
6	Nuflare Technology	41,664
390	Obic	83,463
1,000	Oracle Japan	41,664
9,600	Otsuka Holdings	309,484
1,530	Point	52,704
1,400	Ryohin Keikaku	79,458
9,000	San-In Godo Bank	71,354
7,400	Sega Sammy Holdings	130,772
1,400	Shimamura	137,482
12,600	Sony Financial Holdings	212,744
6,000	Stanley Electric	98,092
2,900	Start Today	27,908
860	Sumitomo Real Estate Sales	42,509
3,800	Sundrug	142,949
2,800	Temp Holdings	35,182
2,500	Trend Micro	73,022
2,000	TS Tech	38,602
1,600	Tsuruha Holdings	134,026
3,900	Unipres	86,193
3,000	United Arrows	72,634
2,600	Universal Entertainment	49,444
750	USS	84,149
313	Yahoo Japan	123,051
		5,676,589

Shares		Value $

	Kazakhstan — 0.1%
2,922	KazMunaiGas Exploration Production JSC GDR	52,275

	Malaysia — 0.3%
56,937	Berjaya Sports Toto	79,715
45,800	BIMB Holdings	44,517
19,100	Carlsberg Brewery Malaysia	73,031
22,100	DiGi.com	34,996
6,100	Petronas Gas	36,439
		268,698
	Mexico — 0.4%
13,200	Grupo Herdez	41,735
97,751	Grupo Mexico	363,646
1	Kimberly-Clark de Mexico	3
		405,384
	Netherlands — 1.3%
1,400	LyondellBasell Industries	88,788
15,335	Royal Dutch Shell	543,655
11,501	Royal Dutch Shell Class A	408,770
3,900	Unilever	157,803
		1,199,016
	Norway — 1.4%
3,641	Fred Olsen Energy	173,956
5,295	Kongsberg Gruppen	127,458
22,309	Statoil	594,183
4,995	TGS Nopec Geophysical	186,527
5,198	Yara International	277,365
		1,359,489
	Philippines — 0.3%
92,500	Aboitiz Power	86,623
158,200	Manila Water	139,594
27,000	Rizal Commercial Banking	45,127
		271,344
	Poland — 1.0%
5,573	Enea	27,548
4,705	Jastrzebska Spolka Weglowa	143,074
4,684	KGHM Polska Miedz	286,234
59,212	PGE	326,785
79,478	Synthos	134,983
		918,624
	Portugal — 0.1%
24,356	Portucel Empresa Produtora de Pasta e Papel	94,118

	Russia — 0.9%
4,800	CTC Media (NASDAQ)	51,360
23,209	Gazprom ADR	219,325
3,216	Gazprom Neft OAO ADR	77,988
8,446	Globaltrans Investment GDR	130,913
3,245	LUKOIL ADR	219,362
3,800	Tatneft OAO ADR	175,446
		874,394
	Singapore — 0.5%
2,400	Avago Technologies	85,848
49,000	First Resources	77,401
26,000	Ho Bee Investment	40,125
28,000	OSIM International	40,722
66,000	StarHub	207,975
6,000	Super Group	16,725
		468,796
	South Africa — 1.9%
8,114	AVI	49,619
2,141	Bidvest Group	51,186
36,684	Capital Property Fund	43,143
18,772	Coronation Fund Managers	92,297
1,412	Exxaro Resources	27,786
20,169	FirstRand	72,717
10,752	Gold Fields	124,721
2,146	Kumba Iron Ore	144,470
6,725	Lewis Group	50,237
21,247	MTN Group	415,916
1,298	Palabora Mining	15,019
14,729	Reunert	122,838
15,598	Sanlam	79,412
3,909	Sasol	169,239
20,093	Vodacom Group	280,270
		1,738,870
	South Korea — 1.7%
358	AMOREPACIFIC Group (1)	135,451
2,920	Dongbu Insurance	125,228
6,220	Halla Climate Control (1)	139,374
339	Hyundai Home Shopping Network (1)	42,962
1,350	Kangwon Land (1)	38,742
5,874	Kia Motors	278,886
309	Korea Zinc (1)	108,966
4,105	KT&G	286,126
6,550	Meritz Fire & Marine Insurance	80,001
283	Samsung Electronics	376,320
		1,612,056

Shares		Value $

	Spain — 1.7%
224	Construcciones y Auxiliar de Ferrocarriles	112,199
14,616	Duro Felguera	106,173
16,299	Enagas	385,737
5,653	Grupo Catalana Occidente	121,121
6,634	Red Electrica	369,401
3,053	Tecnicas Reunidas	155,305
5,139	Viscofan	268,781
3,226	Zardoya Otis	49,541
		1,568,258
	Sweden — 1.1%
1,113	Angler Gaming (1)	628
12,774	Atlas Copco Class A	364,262
4,108	Axfood	170,062
2,353	Betsson	78,830
2,269	Hennes & Mauritz	83,582
1,898	Hexpol	105,082
5,438	Industrivarden Class C	95,454
450	Indutrade	14,722
3,586	Intrum Justitia	58,095
4,725	JM	97,170
		1,067,887
	Switzerland — 1.7%
3,500	ACE	298,655
3,000	Allied World Assurance Holdings	254,490
237	EMS-Chemie Holding	60,289
501	Helvetia Holding	204,518
1,217	Implenia	60,111
194	Partners Group Holding	45,556
2,362	Roche Holding	522,726
1,406	Schweizerische National-Versicherungs-Gesellschaft	69,137
132	Zurich Insurance Group	37,973
		1,553,455
	Taiwan — 0.5%
4,000	Asustek Computer	45,789
11,000	Catcher Technology	49,176
11,000	Chipbond Technology	22,651
20,000	Farglory Land Development	36,848
7,100	HTC	70,095
1,000	Largan Precision	26,180
13,780	Radiant Opto-Electronics	53,437
6,600	Simplo Technology	30,735
35,000	Taiwan Secom	77,287
22,000	Transcend Information	60,129
		472,327
	Thailand — 0.8%
22,100	Advanced Info Service	155,634
25,300	Advanced Info Service NVDR	178,169
1,783	Coastal Energy (1)	37,186
66,000	Delta Electronics Thai	78,571
31,600	PTT Exploration & Production	175,909
2,800	Siam Makro	41,878
285,800	Thai Tap Water Supply	98,717
		766,064
	Turkey — 0.2%
1,812	Koza Altin Isletmeleri	44,611
22,128	Koza Anadolu Metal Madencilik Isletmeleri (1)	63,412
2,900	Turk Traktor ve Ziraat Makineleri	81,620
		189,643
	United Kingdom — 11.7%
50,842	Aberdeen Asset Management	324,475
36,350	Afren (1)	82,671
19,892	African Barrick Gold	112,250
13,188	AMEC	226,103
15,987	Amlin	97,263
11,369	Antofagasta	205,916
26,513	Ashmore Group	150,158
11,254	AstraZeneca	544,923
49,937	Beazley	145,331
4,580	BHP Billiton	156,681
5,230	British American Tobacco	272,316
23,394	British Sky Broadcasting Group	303,315
4,224	Burberry Group	90,909
15,734	Carphone Warehouse Group	54,961
82,240	Centrica	456,773
11,721	Close Brothers Group	183,756
51,130	Cobham	171,671
921	Croda International	35,407
3,900	Delphi Automotive	150,774
9,643	Diploma	85,186
2,879	Domino Printing Sciences	30,068
13,323	Drax Group	125,302
5,338	Dunelm Group	64,342
21,689	Elementis	72,650
54,011	EnQuest (1)	110,674
1,014	Fidessa Group	24,750
25,545	GlaxoSmithKline	585,632
12,401	Greggs	94,012
6,504	Halfords Group	35,134
11,364	Halma	82,979
3,977	Hargreaves Lansdown	43,585
18,168	Highland Gold Mining	32,272
23,420	Hiscox	176,062

Shares		Value $

16,506	Howden Joinery Group	49,111
36,097	HSBC Holdings	410,308
35,600	HSBC Holdings (Hong Kong Shares)	405,328
27,586	IG Group Holdings	195,130
14,551	IMI	270,010
388	InterContinental Hotels Group	11,421
14,875	ITE Group	60,395
9,830	Jardine Lloyd Thompson Group	122,384
4,247	Kentz	28,263
173,046	Legal & General Group	418,261
8,255	Micro Focus International	79,929
29,071	Mitie Group	129,974
19,229	Morgan Crucible	84,782
3,253	Next	209,362
5,883	Persimmon (1)	78,609
4,767	Petrofac	123,840
3,402	Provident Financial	77,912
8,821	Reckitt Benckiser Group	587,861
11,458	Restaurant Group	68,437
3,041	Rio Tinto	171,699
4,716	Shire	158,043
39,517	Smith & Nephew	455,324
476	Smiths Group	9,263
2,626	Spectris	92,209
1,859	Spirax-Sarco Engineering	66,574
70,834	Standard Life	388,255
6,936	Ultra Electronics Holdings	180,957
11,524	Unilever	469,170
3,844	Victrex	93,521
7,687	WH Smith	81,195
15,085	William Hill	91,895
		10,997,723
	United States — 43.1%
	Consumer Discretionary — 3.8%
1,200	Aaron’s	35,580
800	Advance Auto Parts	58,816
1,900	Apollo Group Class A (1)	38,418
1,100	Arbitron	51,590
3,500	Bed Bath & Beyond (1)	205,450
2,200	Bridgepoint Education (1)	23,210
2,100	Buckle	98,238
1,100	Cato	30,327
1,400	Coach	71,400
1,800	Coinstar (1)	91,584
2,700	Cooper Tire & Rubber	68,742
1,400	Crocs (1)	20,804
500	Deckers Outdoor (1)	19,975
2,100	DeVry	52,857
2,500	DIRECTV (1)	127,850
600	DSW	40,158
3,200	Express (1)	58,816
1,400	Foot Locker	48,090
1,200	Gap	39,216
2,100	Grand Canyon Education (1)	50,106
2,400	Guess?	65,016
2,100	Healthcare Services Group	50,715
700	ITT Educational Services (1)	11,788
800	JOS A Bank Clothiers (1)	32,432
6,600	Mattel	248,358
1,000	McDonald’s	95,290
3,100	McGraw-Hill	178,312
2,400	MSC Industrial Direct Class A	189,888
2,800	Omnicom Group	151,984
2,700	PetSmart	176,607
2,100	Pier 1 Imports	45,549
3,500	Ross Stores	208,950
800	Sohu.com (1)	38,304
300	Strayer Education	17,070
1,200	Sturm Ruger	60,924
1,000	Tempur-Pedic International (1)	38,960
4,800	TJX	216,864
1,200	TRW Automotive Holdings (1)	69,156
1,600	Tupperware Brands	121,920
4,900	Viacom Class B	295,715
		3,545,029
	Consumer Staples — 4.0%
8,000	Coca-Cola	297,920
3,600	Colgate-Palmolive	386,532
4,900	Darling International (1)	82,663
7,600	Hormel Foods	263,036
6,500	Kimberly-Clark	581,815
2,200	Lancaster Colony	157,212
9,500	Lorillard	371,165
6,000	Nu Skin Enterprises Class A	254,160
3,500	PepsiCo	254,975
4,500	Philip Morris International	396,720
9,300	Reynolds American	409,014
8,400	Walgreen	335,664
		3,790,876
	Energy — 3.1%
2,100	Alliance Resource Partners LP	134,400
900	BP Prudhoe Bay Royalty Trust	69,849
2,700	C&J Energy Services (1)	61,857
5,200	Chevron	598,780
2,800	Delek US Holdings	95,116
6,900	ExxonMobil	620,793
2,300	Halliburton	93,564
400	Helmerich & Payne	25,736

Shares		Value $

5,500	HollyFrontier	287,210
4,500	Marathon Petroleum	333,945
4,700	Occidental Petroleum	414,869
9,100	RPC	136,227
1,600	Western Refining	53,808
		2,926,154
	Financials — 9.2%
7,000	Aflac	371,420
16,700	American Capital (1)	223,112
9,400	American Equity Investment Life Holding	126,712
7,000	American Financial Group	297,920
1,670	Amtrust Financial Services	55,511
1,100	Arthur J Gallagher	40,645
5,400	Assurant	206,496
36,000	Bank of America	407,520
600	BOK Financial	33,630
2,200	Cash America International	105,402
2,400	CBOE Holdings	81,312
9,630	Citigroup	406,001
6,900	CNA Financial	214,935
2,700	Comerica	92,772
3,923	Commerce Bancshares	147,309
2,400	Community Bank System	68,160
2,900	Cullen/Frost Bankers	170,781
5,500	CVB Financial	60,500
9,100	Discover Financial Services	349,349
4,600	Equifax	270,020
3,200	Ezcorp (1)	71,040
17,200	Fifth Third Bancorp	280,188
1,500	Franklin Resources	205,320
2,800	Goldman Sachs Group	414,008
23,500	Huntington Bancshares	163,560
8,500	JPMorgan Chase	399,925
19,700	KeyCorp	185,180
2,200	Marsh & McLennan	78,056
600	Moody’s	32,892
19,900	Morgan Stanley	454,715
4,100	Northern Trust	211,027
800	Portfolio Recovery Associates (1)	85,560
4,400	Primerica (1)	144,672
4,000	ProAssurance	180,160
5,800	Protective Life	183,512
2,600	RenaissanceRe Holdings	222,664
4,700	StanCorp Financial Group	182,783
5,900	State Street	328,335
13,500	Symetra Financial	188,325
2,300	T. Rowe Price Group	164,335
3,100	Total System Services	72,075
2,900	Trustmark	67,077
3,300	United Bankshares	84,117
5,100	Waddell & Reed Financial Class A	202,470
7,700	Wells Fargo	268,191
1,000	World Acceptance (1)	77,550
		8,677,244
	Healthcare — 10.0%
20,800	Abbott Laboratories	704,704
16,215	AbbVie	594,928
2,500	Amgen	213,650
4,600	Amsurg (1)	143,566
8,600	Baxter International	583,424
5,000	Becton Dickinson	420,200
3,300	Bio-Reference Labs (1)	91,641
14,000	Bristol-Myers Squibb	505,960
2,100	Celgene (1)	207,816
2,800	Chemed	211,540
4,500	CR Bard	459,315
9,000	Eli Lilly	483,210
6,800	Gilead Sciences (1)	268,260
1,200	ICU Medical (1)	72,540
5,600	Johnson & Johnson	413,952
5,900	Laboratory Corp. of America Holdings (1)	528,050
13,200	Medtronic	615,120
15,700	Merck	679,025
5,900	Meridian Bioscience	123,605
11,000	PDL BioPharma	75,680
5,800	Quality Systems	105,792
9,500	Quest Diagnostics	550,525
4,400	Questcor Pharmaceuticals	112,112
1,800	Spectrum Pharmaceuticals (1)	22,698
5,100	St. Jude Medical	207,570
5,300	STERIS	199,969
2,900	Stryker	181,685
3,200	United Therapeutics (1)	172,448
7,300	UnitedHealth Group	403,033
400	Varian Medical Systems (1)	28,260
300	Waters (1)	27,471
		9,407,749
	Industrials — 5.2%
4,100	3M	412,255
3,400	Alaska Air Group (1)	156,842
700	Amerco	94,122
6,400	CSX	140,992
2,200	Cummins	252,626
3,200	Deluxe	117,728
2,300	Dover	159,114
1,100	Dun & Bradstreet	89,694
3,600	Emerson Electric	206,100
2,400	Forward Air	89,064

Shares		Value $

1,300	Generac Holdings	48,334
5,300	General Dynamics	351,390
2,500	Hubbell Class B	227,625
2,200	Joy Global	138,974
3,000	Kla-Tencor	164,730
900	Landstar System	51,336
4,100	Lockheed Martin	356,167
5,600	Northrop Grumman	364,224
3,500	Parker Hannifin	325,395
6,300	Raytheon	331,884
2,200	Rockwell Collins	129,536
3,800	Spirit Airlines (1)	73,682
3,000	Timken	160,830
3,000	Union Pacific	394,380
900	Wabtec	84,258
		4,921,282
	Information Technology — 6.3%
4,100	Analog Devices	178,924
1,500	Apple	682,965
6,400	Automatic Data Processing	379,456
2,700	BMC Software (1)	112,185
6,500	Booz Allen Hamilton Holding	90,090
3,600	CA	89,352
8,100	Cisco Systems	166,617
12,900	Dell	170,796
1,200	Dolby Laboratories (1)	38,772
5,100	GT Advanced Technologies (1)	16,116
4,300	Harris	198,660
28,800	Intel	605,952
1,800	InterDigital	78,102
2,900	International Business Machines	588,903
400	Intuit	24,952
1,800	j2 Global	57,276
400	Jack Henry & Associates	16,592
2,100	Kulicke & Soffa Industries (1)	23,772
1,600	Lexmark International Class A	38,496
1,100	Littelfuse	70,411
700	Manhattan Associates (1)	47,957
4,000	Maxim Integrated Products	125,800
700	MAXIMUS	47,999
24,500	Microsoft	673,015
1,400	MTS Systems	79,590
2,600	NeuStar Class A (1)	117,364
15,200	Oracle	539,752
700	Paychex	22,841
2,100	Rockwell Automation	187,299
1,000	Syntel	58,290
4,800	Western Digital	225,600
13,700	Western Union	194,951
		5,948,847
	Materials — 1.5%
2,200	Buckeye Technologies	63,250
1,400	CF Industries Holdings	320,838
5,400	Freeport-McMoRan Copper & Gold	190,350
3,800	Gold Resource	52,060
3,200	KapStone Paper and Packaging	76,800
3,400	Kronos Worldwide	65,926
400	NewMarket	102,064
2,200	Schweitzer-Mauduit International	89,628
7,513	Southern Copper	295,937
500	Terra Nitrogen LP	122,375
		1,379,228
	Total United States	40,596,409
	TOTAL COMMON STOCK (Cost $82,354,219)	91,712,827

	PREFERRED STOCK — 0.5%
	Brazil — 0.3%
15,000	AES Tiete	156,301
3,200	Cia de Transmissao de Energia Eletrica Paulista	56,244
6,800	Cia Energetica de Minas Gerais ADR	74,664
		287,209
	Germany — 0.2%
1,878	Fuchs Petrolub	143,816

	TOTAL PREFERRED STOCK (Cost $461,639)	431,025

	INVESTMENT COMPANY — 0.1%
	Switzerland — 0.1%
890	BB Biotech (Cost $89,367)	94,276

	SHORT-TERM INVESTMENT (2) — 1.1%
1,084,069	JPMorgan Prime Money Market Fund, 0.030% (Cost $1,084,069)	1,084,069
	TOTAL INVESTMENTS — 99.1% (Cost $83,989,294)*	93,322,197
	OTHER ASSETS LESS LIABILITIES — 0.9%	821,776
	NET ASSETS — 100%	$94,143,973

(1) Denotes non-income producing security.

(2) The rate shown represents the 7-day current yield as of January 31, 2013.

* At January 31, 2013, the tax basis cost of the Fund’s investments was $83,989,294, and the unrealized appreciation and depreciation were $11,439,480 and $(2,106,577), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depositary Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements
January 31, 2013 (unaudited)

The following is a summary of the inputs used as of January 31, 2013, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$537,882,818	$—	$—	$537,882,818
Short-Term Investment	33,690,118	—	—	33,690,118
Total Investments in Securities	$571,572,936	$—	$—	$571,572,936

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$1,773,452	$—	$—	$1,773,452
Forwards — Unrealized Depreciation	—	(61,945)	—	(61,945)
Total Other Financial Instruments	$1,773,452	$(61,945)	$—	$1,711,507

Schroder Global Quality Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$91,712,827	$—	$—	$91,712,827
Preferred Stock	431,025	—	—	431,025
Investment Company	94,276	—	—	94,276
Short-Term Investment	1,084,069	—	—	1,084,069
Total Investments in Securities	$93,322,197	$—	$—	$93,322,197

(1)                 There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)               All securities in this category are Level 1 securities except for securities fair valued at zero. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2012 through January 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: March 29, 2013

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: March 29, 2013

*     Print the name and title of each signing officer under his or her signature.